26 Operating segment information (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Gross operating revenue		R$ 18,874,396	R$ 19,080,598	R$ 17,056,279
Gross sales deductions		(1,076,855)	(1,096,944)	(971,185)
Net operating revenue		17,797,541	17,983,654	16,085,094
Costs, selling and administrative expenses		(13,426,960)	(12,256,984)	(10,943,540)
Income from operations before other operating expenses, net and equity accounting		4,370,581	5,726,670	5,141,554
Other operating income/(expenses), net		107,656	(18,748)	28,591
Equity accounting		14,136	3,701	6,510
Financial result, net		(3,166,371)	(1,033,681)	(1,264,336)
Income from operations before taxes		1,326,002	4,677,942	3,912,319
Depreciation and amortization		(2,037,112)	(1,780,094)	(1,392,541)
Sanitation [member]
Disclosure of operating segments [line items]
Gross operating revenue	[1]	15,157,780	16,134,032	14,253,609
Gross sales deductions	[1]	(1,076,855)	(1,096,944)	(971,185)
Net operating revenue	[1]	14,080,925	15,037,088	13,282,424
Costs, selling and administrative expenses	[1]	(9,796,821)	(9,375,590)	(8,203,883)
Income from operations before other operating expenses, net and equity accounting	[1]	4,284,104	5,661,498	5,078,541
Depreciation and amortization	[1]	(2,037,112)	(1,780,094)	(1,392,541)
Reconciliation to the financial statements [member]
Disclosure of operating segments [line items]
Gross operating revenue	[2]	3,716,616	2,946,566	2,802,670
Gross sales deductions	[2]		0	0
Net operating revenue	[2]	3,716,616	2,946,566	2,802,670
Costs, selling and administrative expenses	[2]	(3,630,139)	(2,881,394)	(2,739,657)
Income from operations before other operating expenses, net and equity accounting	[2]	R$ 86,477	R$ 65,172	R$ 63,013

[1]	See note 33 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additionals to long-lived asset information.
[2]	Construction revenue and related costs not reported to the CODM. Revenue from construction is recognized in accordance with IFRIC 12 (Concession Agreements) and IFRS 15 (Revenue from Contracts with Customers), as all performance obligations are satisfied over time. See Note 15 (e).